Geographic Information and Segments (Details)	12 Months Ended
Dec. 31, 2025
Geographic Information and Segments [Line Items]
Description of segment	The Company operates as one operating segment. Operating segments are defined as components of an enterprise for which separate financial information is regularly evaluated by the CODM, who is the Chief Executive Officer, in deciding how to allocate resources and assess performance.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer
Number of operating segment	1